Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consists of the following:

	March 31, 2023	June 30, 2022
	US$	US$
Computer and office equipment	49,436	50,687
Building	546,717	560,551
	596,153	611,238
Less: accumulated depreciation	(285,354)	(246,184)
Property, plant and equipment, net	310,799	365,054
Property, plant and equipment, net, consists of the following:
	June 30, 2022	June 30, 2021
	US$	US$
Computer and office equipment	50,687	52,583
Building	560,551	581,517
	611,238	634,100
Less: accumulated depreciation	(246,184)	(222,569)
Property, plant and equipment, net	365,054	411,531